Property and Equipment,Net - Summary of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 113,313		¥ 107,526
Less: accumulated depreciation	(87,429)		(77,618)
Less: accumulated impairment loss	(3,429)		(3,498)
Property, equipment and software, net	22,455	$ 3,211	26,410
Electronic Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	86,746		80,811
Software
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	18,656		18,656
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	6,319		6,319
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	¥ 1,592		¥ 1,740